Convertible Notes Receivable (Details) $ / shares in Units, $ in Millions	1 Months Ended
	Sep. 30, 2019 CAD ($)	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2020 shares
Disclosure Of Convertible Notes Receivable Explanatory [Abstract]
Secured convertible notes | $		$ 410,000
Convertible note issue price (in Dollars per share) | $ / shares		$ 975
Convertible note face amount | $		$ 1,000
Number of convertible notes		410
Payments to convertible notes	$ 0.5	$ 399,750
Convertible notes interest rate		7.50%
Convertible notes conversion price (in Dollars per share) | $ / shares		$ 1.00
Secured convertible notes accrued (in Shares) | shares			25,794
Secured convertible notes accrued and receivables (in Shares) | shares			14,236